Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues
Total revenues, net of rebates and discounts (including transactions with related parties of US$17,270, US$15,963 and US$16,309 for the years ended December 31, 2023, 2024 and 2025, respectively)	$ 462,410	$ 324,405	$ 364,911
Taxes and surcharges	(1,982)	(1,265)	(1,189)
Net revenues	460,428	323,140	363,722
Costs of revenues (including transactions with related parties of US$39, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively)	(242,886)	(155,567)	(200,649)
Gross profit	217,542	167,573	163,073
Operating expenses
Research and development expenses	(80,040)	(71,572)	(74,201)
Sales and marketing expenses	(86,260)	(44,842)	(43,509)
General and administrative expenses	(44,874)	(45,827)	(46,875)
Impairment of goodwill		(20,748)
Credit loss (expenses)/write-back, net	262	(288)	(100)
Total operating expenses	(210,912)	(183,277)	(164,685)
Operating (loss)/income	6,630	(15,704)	(1,612)
Interest income	3,262	4,892	4,619
Interest expense	(1,698)	(728)	(1,514)
Other income, net	1,038,131	9,183	16,904
Income/(loss) before income taxes	1,046,325	(2,357)	18,397
Income tax (expenses)/benefits	1,285	3,020	(4,131)
Net income for the year	1,047,610	663	14,266
Less: net income/(loss) attributable to the non-controlling interests	(655)	(552)	41
Net income attributable to Xunlei Limited	1,048,265	1,215	14,225
Net income for the year	1,047,610	663	14,266
Other comprehensive (loss)/income: Currency translation adjustments, net of tax	4,233	(2,749)	(4,203)
Comprehensive income/(loss)	1,051,843	(2,086)	10,063
Less: comprehensive income/(loss) attributable to non-controlling interests	(703)	(520)	83
Comprehensive income/(loss) attributable to Xunlei Limited	$ 1,052,546	$ (1,566)	$ 9,980
Income per share for common shares
Basic (in dollars per share)	$ 3.3659	$ 0.0038	$ 0.0436
Diluted (in dollars per share)	$ 3.3125	$ 0.0038	$ 0.0435
Weighted average number of common shares used in calculating
Basic (in shares)	311,440,748	318,758,374	326,390,687
Diluted (in shares)	316,458,713	319,146,281	326,849,502